Schedule of Investments
As of February 28, 2026
Saturna Short-Term Bond Fund
February 28, 2026
Part F
1
Continued on next page.
Government Bonds - 52 .5 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.000% due 09/17/2029 $ 250,000 $ 249,712 1.8%
Federal Home Loan Bank 4.500% due 12/04/2029 250,000 251,042 1.9%
500,754 3.7%
Government
United States Treasury Bond 5.250% due 02/15/2029 300,000 316,430 2.3%
United States Treasury Bond 3.625% due 03/31/2028 600,000 602,883 4.5%
United States Treasury Bond 6.250% due 05/15/2030 500,000 553,926 4.1%
United States Treasury Bond 5.500% due 08/15/2028 300,000 314,941 2.3%
United States Treasury Bond 6.125% due 08/15/2029 950,000 1,032,977 7.7%
United States Treasury Note 2.375% due 05/15/2027 650,000 641,520 4.8%
United States Treasury Note 2.250% due 08/15/2027 750,000 737,402 5.5%
US Treasury Bond 4.875% due 05/31/2026 400,000 401,089 3.0%
US Treasury Bond 4.500% due 05/31/2029 350,000 361,662 2.7%
4,962,830 36.9%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 3.875% due 04/15/2029 591,372 643,174 4.8%
US Government Agency
Fannie Mae 4.625% due 03/02/2029 300,000 300,000 2.2%
Freddie Mac 4.500% due 09/05/2028 350,000 350,021 2.6%
Freddie Mac 4.750% due 12/18/2029 300,000 300,770 2.3%
950,791 7.1%
Total Government Bonds (Cost $6,993,054) $ 7,057,549 52.5%
Corporate Bonds - 26 .1 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 550,000 645,369 4.8%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 349,081 2.6%
Verizon Communication 4.016% due 12/03/2029 100,000 100,165 0.7%
1,094,615 8.1%
Consumer Discretionary
O'Reilly Automotive 3.600% due 09/01/2027 150,000 149,297 1.1%
Consumer Staples
Kroger 7.700% due 06/01/2029 100,000 110,784 0.8%
Procter & Gamble 2.800% due 03/25/2027 300,000 297,570 2.2%
408,354 3.0%
Financials
Bank of America 3.500% due 04/19/2026 400,000 399,730 3.0%
JPMorgan Chase 3.300% due 04/01/2026 350,000 349,835 2.6%
PayPal Holdings 2.650% due 10/01/2026 300,000 297,883 2.2%
1,047,448 7.8%
Health Care
Johnson & Johnson 2.450% due 03/01/2026 50,000 50,000 0.4%
Industrials
United Rentals of North America 5.250% due 01/15/2030 350,000 353,891 2.6%
Technology
Microsoft 3.300% due 02/06/2027 100,000 99,661 0.8%

Schedule of Investments
As of February 28, 2026
Saturna Short-Term Bond Fund
2
February 28, 2026
Part F
Corporate Bonds - 26.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Technology (continued)
Qualcomm 3.250% due 05/20/2027 $ 100,000 $ 99,493 0.7%
199,154 1.5%
Utilities
United Utilities 6.875% due 08/15/2028 200,000 212,997 1.6%
Total Corporate Bonds (Cost $3,478,186) $ 3,515,756 26.1%
Municipals Bonds - 2 .3 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Municipal Bonds
San Diego Unified School District 3.965% due 07/01/2029 300,000 303,479 2.3%
Total Municipals Bonds (Cost $295,166) $ 303,479 2.3%
Total investments (Cost $10,766,406) $ 10,876,784 80.9%
Other assets (net of liabilities) 2,564,355 19.1%
Total net assets $ 13,441,139 100.0%

Schedule of Investments
As of February 28, 2026
Saturna Bond Income Fund
February 28, 2026
Part F
3
Continued on next page.
Corporate Bonds - 48.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth 6.875% due 10/15/2031 $ 200,000 $ 219,432 1.9%
Koninklijke KPN 8.375% due 10/01/2030 200,000 234,680 2.1%
454,112 4.0%
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 300,000 328,327 2.9%
Lowe's 5.800% due 10/15/2036 250,000 269,179 2.3%
597,506 5.2%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 104,314 0.9%
Procter & Gamble 5.500% due 02/01/2034 200,000 216,163 1.9%
Unilever Capital 5.900% due 11/15/2032 200,000 221,055 1.9%
541,532 4.7%
Financials
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 244,337 2.1%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 88,168 0.8%
State Street (Quarterly SOFR +0.2616%)
1
5.299% due 06/15/2047 150,000 134,581 1.2%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 202,888 1.8%
669,974 5.9%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 254,836 2.2%
Johnson & Johnson 4.950% due 05/15/2033 226,000 239,754 2.1%
Johnson & Johnson 5.850% due 07/15/2038 50,000 55,866 0.5%
Medtronic 4.375% due 03/15/2035 260,000 257,409 2.3%
Merck 6.500% due 12/01/2033 215,000 245,284 2.1%
1,053,149 9.2%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 309,372 2.7%
Deere 8.100% due 05/15/2030 95,000 110,733 1.0%
420,105 3.7%
Information Technology
NXP BV/NXP FDG/NXP USA 3.250% due 05/11/2041 300,000 230,864 2.0%
Materials
Praxair 3.550% due 11/07/2042 350,000 286,777 2.5%
Technology
Apple 4.500% due 02/23/2036 350,000 358,200 3.1%
Microsoft 5.300% due 02/08/2041 50,000 52,420 0.5%
Microsoft 4.200% due 11/03/2035 350,000 352,253 3.1%
762,873 6.7%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 171,338 1.5%
Florida Power & Light 5.950% due 10/01/2033 100,000 110,269 0.9%
Puget Sound Energy 4.434% due 11/15/2041 300,000 271,274 2.4%
552,881 4.8%
Total Corporate Bonds (Cost $6,036,522) $5,569,773 48.7%

Schedule of Investments
As of February 28, 2026
Saturna Bond Income Fund
4
February 28, 2026
Part F
Government Bonds - 28.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 5.000% due 10/14/2044 $ 250,000
$
252,456
2.2%
Government
United States Treasury Bond 5.375% due 02/15/2031 400,000 433,453 3.8%
United States Treasury Bond 6.250% due 05/15/2030 75,000 83,089 0.7%
United States Treasury Bond 4.250% due 05/15/2039 770,000 773,429 6.8%
United States Treasury Bond 3.125% due 11/15/2041 145,000 123,624 1.1%
United States Treasury Bond 3.375% due 11/15/2048 560,000 459,200 4.0%
United States Treasury Note 2.875% due 05/15/2052 400,000 290,672 2.5%
US Treasury Strips –% due 02/15/2045 1,550,000 622,347 5.4%
2,785,814 24.3%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 263,974 246,086 2.2%
Total Government Bonds (Cost $3,776,457) $3,284,356 28.7%
Municipals Bonds - 16.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 254,594 2.2%
General Obligation
New York NY 5.846% due 06/01/2040 200,000 211,707 1.9%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 200,000 204,716 1.8%
Maryland Community Development
Administration 5.991% due 09/01/2044 300,000 308,709 2.7%
Minnesota Housing Finance Agency 5.925% due 07/01/2049 295,000 301,987 2.6%
815,412 7.1%
Municipal Bonds
Massachusetts Housing Finance Agency 5.989% due 12/01/2044 300,000 309,324 2.7%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 240,000 244,306 2.1%
553,630 4.8%
Total Municipals Bonds (Cost $1,808,011) $1,835,343 16.0%
Mortgage Backed - 1.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
US Government Agency
Federal National Mortgage Association 4.500% due 11/01/2044 202,811 205,973 1.8%
Total Mortgage Backed (Cost $199,840) $205,973 1.8%
Total investments (Cost $11,820,830) $10,895,445 95.2%
Other assets (net of liabilities) 545,307 4.8%
Total net assets $ 11,440,752 100.0%
1
Variable rate security. The interest rate represents the rate in effect at February 28, 2026 and resets periodically based on the parenthetically disclosed reference rate and spread.
MTN: Medium Term Note

Schedule of Investments
As of February 28, 2026
Saturna Core Fund
February 28, 2026
Part F
5
Continued on next page.
Common Stock - 62.0% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 3,150 $ 982,044 United States 2.8%
Meta Platforms Inc, Class A 575 372,703 United States 1.1%
1,354,747 3.9%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 55 132,089 France 0.4%
Automotive Retailers
AutoZone
2
90 338,002 United States 1.0%
O'Reilly Automotive
2
2,400 225,312 United States 0.6%
563,314 1.6%
Automotive Wholesalers
Copart
2
4,500 171,405 United States 0.5%
Home Products Stores
Lowe's 1,100 291,027 United States 0.8%
Online Marketplace
Amazon.com
2
1,500 315,000 United States 0.9%
Specialty Apparel Stores
Ross Stores 1,750 359,870 United States 1.0%
TJX Companies 2,700 436,482 United States 1.3%
796,352 2.3%
2,269,187 6.5%
Consumer Staples
Household Products
Procter & Gamble 1,450 242,440 United States 0.7%
Mass Merchants
Dollarama Inc 900 132,501 Canada 0.4%
Packaged Food
Danone ADR 25,000 428,750 France 1.2%
Nestle ADR 1,000 109,040 Switzerland 0.3%
537,790 1.5%
Personal Care Products
Unilever Plc 3,999 294,926 0.9%
1,207,657 3.5%
Energy
Exploration & Production
ConocoPhillips 800 90,768 United States 0.2%
Refining & Marketing
Phillips 66 1,100 169,763 United States 0.5%
Renewable Energy Equipment
Enphase Energy
2
4,150 175,421 United States 0.5%
435,952 1.2%
Financials
Consumer Finance
Visa 900 288,126 United States 0.8%
Diversified Banks
Banco Santander SA 20,000 247,200 Spain 0.7%
JPMorgan Chase & Co. 1,200 360,360 United States 1.0%
607,560 1.7%

Schedule of Investments
As of February 28, 2026
Saturna Core Fund
6
February 28, 2026
Part F
Continued on next page.
Common Stock - 62.0% Number of Shares Market Value Country
1
Percentage of
Net Assets
Financials (continued)
Institutional Brokerage
Virtu Financial 7,500 $ 310,575 United States 0.9%
Measurement Instruments
Hexagon AB- B shares 6,000 68,295 Sweden 0.2%
Other Financial Services
Mastercard, Class A 400 206,884 United States 0.6%
P&C Insurance
Chubb 810 276,097 Switzerland 0.8%
1,757,537 5.0%
Health Care
Large Pharma
AbbVie 1,350 313,308 United States 0.9%
AstraZeneca PLC 2,000 416,900 United Kingdom 1.2%
GlaxoSmithKline ADR 6,300 372,519 United Kingdom 1.0%
Novo Nordisk ADR 6,250 234,063 Denmark 0.7%
1,336,790 3.8%
Medical Devices
Boston Scientific
2
3,000 230,550 United States 0.6%
Specialty & Generic Pharma
Sandoz Group AG-ADR
2
2,000 176,040 Switzerland 0.5%
1,743,380 4.9%
Industrials
Building Construction
EMCOR Group Inc. 700 507,234 United States 1.4%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 1,450 209,235 United States 0.6%
NIBE Industrier AB, Class B 25,000 102,208 Sweden 0.3%
Trane 400 184,928 Ireland 0.5%
496,371 1.4%
Defense
Rheinmetall AG 75 148,249 Germany 0.4%
Electrical Components
Prysmian S.P.A 4,000 481,434 Italy 1.4%
Electrical Power Equipment
Eaton 1,605 603,352 Ireland 1.7%
Fuji Electric Co. Ltd. 5,500 487,616 Japan 1.4%
1,090,968 3.1%
Engineering Services
Aecom 3,000 293,940 United States 0.8%
Flow Control Equipment
Parker Hannifin 170 171,561 United States 0.5%
Industrial Wholesale & Rental
Fastenal 3,490 160,680 United States 0.5%
Waste Management
Republic Services 950 217,550 United States 0.6%
3,567,987 10.1%

Schedule of Investments
As of February 28, 2026
Saturna Core Fund
February 28, 2026
Part F
7
Continued on next page.
Common Stock - 62.0% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials
Agricultural Chemicals
Corteva 6,750 $ 540,810 United States 1.6%
Base Metals
Antofagasta 8,000 458,529 United Kingdom 1.3%
Basic & Diversified Chemicals
Linde 560 284,525 United Kingdom 0.8%
Cement & Aggregates
CRH PLC 3,000 359,940 United States 1.0%
Iron
BHP Biliton ADR 2,750 224,318 Australia 0.6%
Precious Metals
Agnico-Eagle Mines 5,300 1,333,480 Canada 3.8%
3,201,602 9.1%
Technology
Application Software
SAP ADR 1,650 332,524 Germany 0.9%
Communications Equipment
Apple 2,250 594,405 United States 1.7%
Fujikura Ltd 1,000 170,797 Japan 0.5%
Motorola Solutions 835 402,687 United States 1.1%
1,167,889 3.3%
Infrastructure Software
Microsoft 2,000 785,480 United States 2.2%
Oracle 1,000 145,400 United States 0.4%
930,880 2.6%
Semiconductor Devices
Advanced Micro Devices
2
1,350 270,283 United States 0.8%
Broadcom 1,300 415,415 United States 1.2%
Micron Technology
2
255 105,154 United States 0.3%
Nvidia 3,750 664,463 United States 1.9%
1,455,315 4.2%
Semiconductor Manufacturing
ASML Holding NY 225 326,376 Netherlands 1.0%
Taiwan Semiconductor ADR 2,550 955,179 Taiwan 2.7%
1,281,555 3.7%
5,168,163 14.7%
Utilities
Integrated Electric Utilities
Dominion Energy 8,598 542,878 United States 1.5%
NextEra Energy 5,966 559,432 United States 1.6%
1,102,310 3.1%
Total Common Stock (Cost $12,673,632) $21,808,522 62.0%
Corporate Bonds - 10.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 $ 150,000 166,759 United States 0.5%
Comcast 5.650% due 06/15/2035 500,000 533,331 United States 1.5%
700,090 2.0%
Consumer Discretionary
Lowe's 4.250% due 09/15/2044 250,000 206,298 United States 0.6%

Schedule of Investments
As of February 28, 2026
Saturna Core Fund
8
February 28, 2026
Part F
Continued on next page.
Corporate Bonds - 10.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary (continued)
Stanford University 4.013% due 05/01/2042 $ 100,000 $ 89,665 United States 0.2%
295,963 0.8%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 237,734 United States 0.7%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 167,439 United States 0.5%
CSX Corp 4.650% due 03/01/2068 300,000 252,090 United States 0.7%
Fedex Corp 3.900% due 02/01/2035 250,000 238,290 United States 0.7%
Union Pacific 3.375% due 02/01/2035 250,000 229,264 United States 0.6%
887,083 2.5%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 352,837 United States 1.0%
Technology
Oracle 2.950% due 04/01/2030 500,000 465,317 United States 1.3%
Qualcomm 3.250% due 05/20/2027 220,000 218,884 United States 0.6%
684,201 1.9%
Utilities
Pacificorp 6.000% due 01/15/2039 500,000 512,533 United States 1.5%
Total Corporate Bonds (Cost $3,919,023) $3,670,441 10.4%
Government Bonds - 7.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 300,000 301,251 United States 0.9%
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 143,781 United States 0.4%
United States Treasury Bond 3.625% due 02/15/2044 155,000 137,435 United States 0.4%
United States Treasury Bond 6.250% due 05/15/2030 700,000 775,496 United States 2.2%
United States Treasury Bond 3.375% due 11/15/2048 900,000 738,000 United States 2.1%
1,794,712 5.1%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 633,538 590,606 United States 1.7%
Total Government Bonds (Cost $2,661,857) $2,686,569 7.7%
Municipals Bonds - 4.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 254,594 United States 0.7%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 300,000 307,074 United States 0.9%
Municipal Bonds
Maryland Community Development
Administration 6.362% due 09/01/2053 545,000 563,877 United States 1.6%

Schedule of Investments
As of February 28, 2026
Saturna Core Fund
February 28, 2026
Part F
9
Municipals Bonds - 4.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds (continued)
Virginia State Housing Development
Authority 5.950% due 10/01/2066 $ 400,000 $ 407,177 United States 1.2%
971,054 2.8%
Total Municipals Bonds (Cost $1,508,445) $1,532,722 4.4%
Total investments (Cost $20,762,957) $29,698,254 84.5%
Other assets (net of liabilities) 5,448,64 4 15.5%
Total net assets $35,146,898 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
SA: Special Assessment

Schedule of Investments
As of February 28, 2026
Saturna Global High Income Fund
10
February 28, 2026
Part F
Continued on next page.
Common Stock - 47.4% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Orange ADR 20,000 $ 427,800 France 3.8%
SK Telecom ADR 11,000 333,740 South Korea 3.0%
Telenor ASA 20,000 370,790 Norway 3.3%
1,132,330 10.1%
Consumer Staples
Personal Care Products
Kimberly-Clark de Mexico, Class A 125,000 313,480 Mexico 2.8%
Financials
Banks
ANZ Group Holdings ADR 15,000 427,650 Australia 3.8%
Skandinaviska Enskilda Banken, Cl A 25,000 531,824 Sweden 4.7%
959,474 8.5%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 384,345 United Kingdom 3.4%
Novartis ADR 2,500 421,550 Switzerland 3.8%
805,895 7.2%
Materials
Base Metals
South32 ADR 19,000 312,550 Australia 2.8%
Southern Copper 3,025 660,358 Peru 5.9%
972,908 8.7%
Iron
BHP Biliton ADR 5,500 448,635 Australia 4.0%
1,421,543 12.7%
Technology
Communications Equipment
Cisco Systems 5,000 397,300 United States 3.6%
Consumer Electronics
Nintendo 5,000 282,870 Japan 2.5%
680,170 6.1%
Total Common Stock (Cost $2,809,146) $5,312,892 47.4%
Corporate Bonds - 19.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 $ 250,000 224,480 United States 2.0%
Netflix 4.375% due 11/15/2026 250,000 250,968 United States 2.3%
475,448 4.3%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 230,910 United States 2.1%
MDC Holdings 3.850% due 01/15/2030 200,000 194,915 United States 1.7%
425,825 3.8%
Consumer Staples
Grupo Bimbo 4.875% due 06/27/2044 200,000 188,591 Mexico 1.7%
Financials
Lincoln National(Quarterly SOFR +0.2616%)
2
6.186% due 04/20/2067 250,000 204,751 United States 1.8%

Schedule of Investments
As of February 28, 2026
Saturna Global High Income Fund
February 28, 2026
Part F
11
Corporate Bonds - 19.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 $ 200,000 $ 199,595 United States 1.8%
CSX Corp 4.650% due 03/01/2068 250,000 210,075 United States 1.9%
Delta Air Lines 3.750% due 10/28/2029 250,000 245,867 United States 2.2%
Norfolk Southern 5.100% due 08/01/2118 275,000 240,122 United States 2.1%
895,659 8.0%
Total Corporate Bonds (Cost $2,434,445) $2,190,274 19.6%
Government Bonds - 7.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 100,000 100,417 United States 0.9%
Government
Colombia Republic 8.375% due 02/15/2027 125,000 124,750 Colombia 1.1%
Republic of Argentina 1.000% due 07/09/2029 9,276 8,181 Argentina 0.1%
Republic of Argentina 4.125% due 07/09/2046 242,500 172,418 Argentina 1.5%
United States Treasury Bond 6.250% due 05/15/2030 200,000 221,570 United States 2.0%
United States Treasury Bond 3.375% due 11/15/2048 250,000 205,000 United States 1.8%
731,919 6.5%
Total Government Bonds (Cost $870,102) $832,336 7.4%
Municipals Bonds - 4.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 250,000 255,895 United States 2.3%
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 50,014 United States 0.5%
Maryland Community Development
Administration 6.362% due 09/01/2053 130,000 134,503 United States 1.2%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 100,000 101,794 United States 0.9%
286,311 2.6%
Total Municipals Bonds (Cost $533,358) $542,206 4.9%
Total investments (Cost $6,647,051) $8,877,708 79.3%
Other assets (net of liabilities) 2,317,898 20.7%
Total net assets $11,195,606 100.0%
1
Denotes a country or region of primary exposure
2
Variable rate security. The interest rate represents the rate in effect at February 28, 2026 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2026
Saturna Growth Fund
12
February 28, 2026
Part F
Continued on next page.
Common Stock - 97.6% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 25,155 $ 7,842,323 10.4%
Meta Platforms Inc, Class A 3,200 2,074,176 2.7%
9,916,499 13.1%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
19,500 1,830,660 2.4%
Online Marketplace
Amazon.com
1
25,775 5,412,750 7.2%
Specialty Apparel Stores
TJX Companies 16,900 2,732,054 3.6%
9,975,464 13.2%
Consumer Staples
Mass Merchants
Costco Wholesale 3,414 3,450,837 4.6%
Non-Alcoholic Beverages
Monster Beverage 27,900 2,379,870 3.1%
5,830,707 7.7%
Financials
Other Financial Services
Mastercard, Class A 3,791 1,960,743 2.6%
Health Care
Medical Devices
Boston Scientific
1
22,000 1,690,700 2.2%
Stryker 4,000 1,549,840 2.1%
3,240,540 4.3%
Industrials
Building Construction
EMCOR Group Inc. 1,600 1,159,392 1.5%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 12,160 1,754,688 2.3%
Industrial Wholesale & Rental
Ferguson Enterprises 6,250 1,629,750 2.2%
Infrastructure Construction
Quanta Services 3,700 2,083,396 2.7%
Waste Management
Republic Services 3,250 744,250 1.0%
7,371,476 9.7%
Information Technology
Electrical Components
Amphenol Corp- Cl A 13,400 1,957,204 2.6%
Materials
Agricultural Chemicals
Corteva 5,260 421,431 0.6%

Schedule of Investments
As of February 28, 2026
Saturna Growth Fund
February 28, 2026
Part F
13
Common Stock - 97.6% Number of Shares Market Value
Percentage of
Net Assets
Materials (continued)
Cement & Aggregates
CRH PLC 7,000 $ 839,860 1.1%
1,261,291 1.7%
Technology
Application Software
Adobe
1
1,660 435,600 0.6%
Communications Equipment
Apple 21,620 5,711,572 7.6%
Motorola Solutions 6,000 2,893,560 3.8%
8,605,132 11.4%
Infrastructure Software
Microsoft 15,850 6,224,929 8.2%
Oracle 16,125 2,344,575 3.1%
ServiceNow
1
10,500 1,134,105 1.5%
9,703,609 12.8%
Semiconductor Devices
Advanced Micro Devices
1
8,000 1,601,680 2.1%
Broadcom 12,750 4,074,262 5.4%
Monolithic Power Systems 1,070 1,222,732 1.6%
Nvidia 35,000 6,201,650 8.2%
13,100,324 17.3%
31,844,665 42.1%
Utilities
Integrated Electric Utilities
NextEra Energy 5,236 490,980 0.6%
Total investments (Cost $23,357,492) $73,849,569 97.6%
Other assets (net of liabilities) 1,854,16 9 2.4%
Total net assets $75,703,738 100.0%
1
Non-income producing

Schedule of Investments
As of February 28, 2026
Saturna International Fund
14
February 28, 2026
Part F
Continued on next page.
Common Stock - 95.0% Number of Shares Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 510 $ 1,224,826 France 1.3%
Consumer Staples
Packaged Food
Danone 15,000 1,288,995 France 1.4%
Financials
Banks
ANZ Group Holdings Ltd 69,000 1,966,553 Australia 2.1%
Measurement Instruments
Hexagon AB- B shares 129,200 1,470,624 Sweden 1.6%
3,437,177 3.7%
Health Care
Biotech
Samsung Biologics Co Ltd
2
1,800 2,220,812 South Korea 2.4%
Large Pharma
AstraZeneca PLC 4,500 938,025 United Kingdom 1.0%
Novo Nordisk ADR 17,700 662,865 Denmark 0.7%
Sandoz Group AG 22,000 1,937,526 Switzerland 2.1%
3,538,416 3.8%
Medical Devices
Smith & Nephew 99,076 1,824,600 United Kingdom 1.9%
7,583,828 8.1%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 40,800 1,737,619 Sweden 1.9%
Johnson Controls International 7,400 1,067,820 United States 1.1%
2,805,439 3.0%
Construction & Mining Machinery
Komatsu Ltd 83,700 4,018,661 Japan 4.3%
Electrical Power Equipment
Eaton 4,690 1,763,065 Ireland 1.9%
Fuji Electric Co. Ltd. 29,400 2,606,531 Japan 2.8%
Schneider Electric SE 8,615 2,813,306 France 3.0%
7,182,902 7.7%
Fabricated Metal & Hardware
Prysmian S.P.A 19,100 2,298,847 Italy 2.4%
Industrial Automation Controls
ABB Ltd 26,000 2,420,913 Switzerland 2.6%
Industrial Wholesale & Rental
Ferguson Enterprises 14,560 3,796,666 United States 4.1%
Professional Services
Wolters Kluwer 22,977 1,854,785 Netherlands 2.0%
24,378,213 26.1%
Materials
Base Metals
Altius Minerals Corp 76,900 2,716,771 Canada 2.9%

Schedule of Investments
As of February 28, 2026
Saturna International Fund
February 28, 2026
Part F
15
Common Stock - 95.0% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Basic & Diversified Chemicals
Air Products & Chemicals 6,100 $ 1,681,587 United States 1.8%
Linde 3,875 1,968,810 United Kingdom 2.1%
3,650,397 3.9%
Cement & Aggregates
CRH PLC 15,000 1,799,700 United States 2.0%
Iron
Rio Tinto ADR 25,825 2,565,455 United Kingdom 2.7%
10,732,323 11.5%
Technology
Application Software
Dassault Systemes ADR 92,115 2,013,634 France 2.2%
NICE Systems ADR 21,695 2,522,044 Israel 2.7%
SAP ADR 15,205 3,064,263 Germany 3.3%
7,599,941 8.2%
Communications Equipment
Fujikura Ltd 46,800 7,993,269 Japan 8.6%
Samsung Electronics 11,000 1,646,385 South Korea 1.7%
9,639,654 10.3%
Infrastructure Software
Fortinet Inc.
2
12,170 961,795 United States 1.0%
IT Services
Fujitsu Limited 123,900 2,762,801 Japan 3.0%
Semiconductor Devices
Broadcom 20,239 6,467,373 United States 6.9%
Semiconductor Manufacturing
ASML Holding NY 3,955 5,736,965 Netherlands 6.1%
Taiwan Semiconductor ADR 18,340 6,869,797 Taiwan 7.4%
12,606,762 13.5%
40,038,326 42.9%
Total investments (Cost $50,491,625) $88,683,688 95.0%
Other assets (net of liabilities) 4,625,863 5.0%
Total net assets $93,309,551 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
PCL: Public Company Limited

Schedule of Investments
As of February 28, 2026
Sustainable Equity Fund
February 28, 2026
Part F
1
Continued on next page.
Common Stock - 111.9% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 3,000 $ 595,961 $ 935,280 United States 4.1%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 90 224,434 216,146 France 1.0%
Automotive Retailers
AutoZone
2
130 480,187 488,225 United States 2.1%
Home Products Stores
Home Depot 1,500 279,738 571,080 United States 2.5%
Specialty Apparel Stores
TJX Companies 5,000 238,192 808,300 United States 3.6%
1,222,551 2,083,751 9.2%
Consumer Staples
Mass Merchants
Dollarama Inc 2,400 249,901 353,336 Canada 1.6%
Packaged Food
Danone ADR 31,200 422,529 535,080 France 2.3%
The Magnum Ice Cream Co BV
2
1,760 23,937 27,931 Netherlands 0.1%
446,466 563,011 2.4%
Personal Care Products
L'Oreal ADR 5,400 297,824 504,738 France 2.2%
Unilever Plc 7,822 443,021 576,873 United Kingdom 2.6%
740,845 1,081,611 4.8%
1,437,212 1,997,958 8.8%
Financials
Diversified Banks
JPMorgan Chase & Co. 1,004 298,513 301,501 United States 1.3%
Life Insurance
Aviva ADR 19,000 152,458 352,830 United Kingdom 1.5%
Sony Financial Group Inc.
2
4,000 6,500 20,240 Japan 0.1%
158,958 373,070 1.6%
Other Financial Services
Mastercard, Class A 860 171,375 444,801 United States 2.0%
P&C Insurance
Chubb 2,000 287,788 681,720 Switzerland 3.0%
916,634 1,801,092 7.9%
Health Care
Large Pharma
Eli Lilly 900 514,269 946,791 United States 4.1%
GlaxoSmithKline ADR 9,200 369,834 543,996 United Kingdom 2.4%
884,103 1,490,787 6.5%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 515,233 944,735 Sweden 4.2%
Diversified Industrials
Siemens ADR 5,300 361,107 771,627 Germany 3.4%

Schedule of Investments
As of February 28, 2026
Sustainable Equity Fund
2
February 28, 2026
Part F
Continued on next page.
Common Stock - 111.9% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Electrical Components
TE Connectivity Ltd. 3,200 $ 356,052 $ 736,480 Ireland 3.2%
Electrical Power Equipment
Fuji Electric Co. Ltd. 8,500 510,462 753,589 Japan 3.3%
Schneider Electric ADR 17,100 420,097 1,115,091 France 4.9%
930,559 1,868,680 8.2%
Fabricated Metal & Hardware
Prysmian S.P.A 5,300 383,870 637,900 Italy 2.8%
Industrial Wholesale & Rental
Ferguson Enterprises 2,500 413,249 651,900 United States 2.9%
Professional Services
Wolters Kluwer 5,022 376,238 405,394 Netherlands 1.8%
3,336,308 6,016,716 26.5%
Information Technology
Electrical Components
Amphenol Corp- Cl A 4,000 455,260 584,240 United States 2.6%
Materials
Agricultural Chemicals
Corteva 3,000 180,769 240,360 United States 1.1%
Basic & Diversified Chemicals
Linde 1,000 446,813 508,080 United Kingdom 2.2%
Specialty Chemicals
Ecolab 1,500 237,915 462,525 United States 2.0%
865,497 1,210,965 5.3%
Technology
Application Software
Adobe
2
1,000 108,410 262,410 United States 1.2%
Dassault Systemes ADR 9,100 194,033 198,926 France 0.9%
302,443 461,336 2.1%
Communications Equipment
Apple 3,028 83,313 799,937 United States 3.5%
Consumer Electronics
Nintendo ADR 15,725 148,223 221,093 Japan 1.0%
Sony ADR 20,000 255,058 461,200 Japan 2.0%
403,281 682,293 3.0%
Electronics Components
Murata Manufacturing 12,000 203,199 313,880 Japan 1.4%
Infrastructure Software
Microsoft 1,438 62,724 564,760 United States 2.5%
ServiceNow
2
3,250 392,951 351,033 United States 1.5%
455,675 915,793 4.0%
Semiconductor Devices
Broadcom 2,500 430,000 798,875 United States 3.5%
Nvidia 10,000 479,045 1,771,900 United States 7.8%
909,045 2,570,775 11.3%
Semiconductor Manufacturing
ASML Holding NY 700 523,104 1,015,392 Netherlands 4.4%

Schedule of Investments
As of February 28, 2026
Sustainable Equity Fund
February 28, 2026
Part F
3
Common Stock - 111.9% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Technology (continued)
Semiconductor Manufacturing (continued)
Taiwan Semiconductor ADR 5,325 $ 406,030 $ 1,994,638 Taiwan 8.8%
929,134 3,010,030 13.2%
3,286,090 8,754,044 38.5%
Utilities
Integrated Electric Utilities
NextEra Energy 6,100 466,374 571,997 United States 2.5%
Total investments $13,465,990 $25,446,830 111.9%
Other assets (net of liabilities) (2,711,752) -11.9%
Total net assets $22,735,078 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2026
Global Sustainable Bond Fund
4
February 28, 2026
Part F
Continued on next page.
Corporate Bonds - 55 .9 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 2,600,000 $ 3,050,833 Netherlands 4.3%
Telecom Italia Capital 6.000% due 09/30/2034 950,000 988,900 Italy 1.4%
Telecom Italia SPA
2
1.625% due 01/18/2029 EUR 2,100,000 2,394,684 Italy 3.4%
6,434,417 9.1%
Consumer Discretionary
Coty/HFC Prestige
3
6.625% due 07/15/2030 1,500,000 1,519,812 United States 2.2%
Starbucks 2.450% due 06/15/2026 700,000 697,036 United States 1.0%
2,216,848 3.2%
Consumer Staples
Natura Cosmeticos SA
2
4.125% due 05/03/2028 2,000,000 1,898,270 Brazil 2.7%
Energy
Masdar Abu Dhabi
2
4.875% due 07/25/2029 2,000,000 2,040,486 United Arab Emirates 2.9%
Financials
AXA
2
5.125% due 01/17/2047 3,000,000 3,017,249 France 4.3%
Commonwealth Bank Australia
4
4.527% due 12/23/2026 AUD 850,000 604,991 Australia 0.8%
Munich RE
2
1.000% due 05/26/2042 EUR 3,000,000 3,090,992 Germany 4.4%
State Street (Quarterly SOFR +0.2616%)
4
5.299% due 06/15/2047 3,700,000 3,319,665 United States 4.7%
10,032,897 14.2%
Health Care
Roche
3
2.625% due 05/15/2026 200,000 199,404 Switzerland 0.3%
Industrials
FS Luxembourg SARL
2
8.875% due 02/12/2031 2,500,000 2,612,500 Luxembourg 3.7%
RELX 4.000% due 03/18/2029 400,000 399,996 United Kingdom 0.6%
3,012,496 4.3%
Information Technology
RELX Finance BV
2
0.875% due 03/10/2032 EUR 1,000,000 1,037,489 Netherlands 1.5%
Materials
Antofogasta PLC
2
5.625% due 09/09/2035 1,000,000 1,035,418 United Kingdom 1.4%
Stora Enso OYJ 144A
3
7.250% due 04/15/2036 500,000 555,628 Finland 0.8%
Stora Enso OYJ
2
7.250% due 04/15/2036 300,000 333,377 Finland 0.5%
1,924,423 2.7%
Real Estate
MAF Global Securities
2
7.875% due PERP 2,997,000 3,089,964 United Arab Emirates 4.4%
Prologis 1.250% due 10/15/2030 500,000 442,322 United States 0.6%
Republic of Turkiye 9.125% due 07/13/2030 1,500,000 1,700,564 Turkey 2.4%
5,232,850 7.4%
Technology
Nokia OYJ
2
4.375% due 08/21/2031 EUR 2,500,000 3,125,656 Finland 4.4%
Utilities
Brookfield Renewable Partners ULC 4.542% due 10/12/2035 CAD 1,000,000 747,895 Canada 1.1%
United Utilities 6.875% due 08/15/2028 1,400,000 1,490,984 United Kingdom 2.1%
2,238,879 3.2%
Total Corporate Bonds (Cost $38,482,482) $ 39,394,115 55.9%

Schedule of Investments
As of February 28, 2026
Global Sustainable Bond Fund
February 28, 2026
Part F
5
Continued on next page.
Government Bonds - 32 .4 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financial Services
INTL FINANCE CORP
2
7.000% due 07/20/2027 MXN $ 26,000,000 $ 1,500,005 Mexico 2.1%
Financials
African Development Bank 5.750% due 08/07/2050 3,000,000 3,016,785 Cote D'ivoire 4.3%
First Abu Dhabi Bank PJSC
2
5.125% due 10/13/2027 1,750,000 1,779,748 United Arab Emirates 2.5%
Int'l Bk Recon & Develop 9.500% due 02/09/2029 BRL 2,500,000 473,032 United States 0.7%
5,269,565 7.5%
Government
European Investment Bank
2
4.500% due 02/16/2028 MXN 55,000,000 3,038,062 Luxembourg 4.3%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 531,259 Korea 0.8%
First Nations Finance Authority 4.050% due 06/01/2035 CAD 2,500,000 1,903,576 Canada 2.7%
International Finance 7.020% due 04/06/2028 MXN 20,000,000 1,140,773 United States 1.6%
International Finance 12.000% due 11/03/2027 COP 1,000,000,000 260,981 United States 0.4%
Int'l Bk Recon & Develop
2
5.750% due 01/14/2028 BRL 5,500,000 973,435 United States 1.4%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 7,000,000,000 1,776,213 Germany 2.5%
Int'l Bk Recon & Develop 10.000% due 11/08/2027 BRL 12,500,000 2,381,498 United States 3.4%
Intl Finance Corp 10.750% due 02/15/2028 BRL 2,000,000 386,962 United States 0.5%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 500,000 360,625 Indonesia 0.5%
Queensland Treasury
2
2.500% due 03/06/2029 AUD 1,750,000 1,182,404 Australia 1.7%
Republic of Chile 4.340% due 03/07/2042 500,000 457,650 Chile 0.6%
United Kingdom Gilt
2
0.875% due 07/31/2033 GBP 1,000,000 1,076,799 United Kingdom 1.5%
United Kingdom Gilt
2
1.500% due 07/31/2053 GBP 1,000,000 640,898 United Kingdom 0.9%
16,111,135 22.8%
Total Government Bonds (Cost $22,142,471) $ 22,880,705 32.4%
Corporate Sukuk - 3 .6 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utilities
National Central Cooling
2
5.279% due 03/05/2030 2,500,000 2,566,690 United Arab Emirates 3.6%
Total Corporate Sukuk (Cost $2,563,450) $ 2,566,690 3.6%
Municipals Bonds - 2 .2 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 254,593 United States 0.4%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 250,000 255,895 United States 0.4%
Illinois St Hsg Dev Auth Revnue 5.929% due 10/01/2050 500,000 508,762 United States 0.7%
Ohio St Hsg Fin Agy RSDL 6.225% due 09/01/2055 500,000 525,284 United States 0.7%
1,289,941 1.8%
Total Municipals Bonds (Cost $1,511,358) $ 1,544,534 2.2%
Total investments (Cost $64,699,761) $ 66,386,044 94.1%
Other assets (net of liabilities) 4,135,935 5.9%
Total net assets $ 70,521,979 100.0%
1 Denotes a country or region of primary exposure
2 Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 28, 2026, the aggregate value of these securities was $36,794,750 representing 52.2% of total net assets.

Schedule of Investments
As of February 28, 2026
Global Sustainable Bond Fund
6
February 28, 2026
Part F
3 Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At February 28, 2026, the aggregate value of these securities was $2,274,844 representing 3.2% of total net assets.
4 Variable rate security. The interest rate represents the rate in effect at February 28, 2026 and resets periodically based on the parenthetically disclosed reference rate and spread.
HFC: Housing Finance Corporation
BBSW Bank Bill Swap Rate
LIBOR: London Interbank Offered Rates
SA: Special Assessment
AUD : Australian dollar
BRL : Brazilian real
CAD : Canadian dollar
COP : Colombian peso
EUR : Euro
GBP : British pound
MXN : Mexican peso
USD : United States dollar

Notes To Financial Statements
February 28, 2025
Part F
7
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
Note 2 – Significant Accounting Policies
Security valuation:
Under procedures approved by the Trust’s Board of Directors,
Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28,
2026 in valuing the Funds’ investments carried at fair value.
Share Valuation Inputs as of February 28, 2026
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $3,515,756 $– $3,515,756
Government Bonds
1
$– $7,057,549 $– $7,057,549
Municipals Bonds
1
$– $303,479 $– $303,479
Total Assets $– $10,876,784 $– $10,876,784
Bond Income Fund
Corporate Bonds
1
$– $5,569,773 $– $5,569,773
Government Bonds
1
$– $3,284,356 $– $3,284,356
Mortgage Backed
1
$– $205,973 $– $205,973
Municipals Bonds
1
$– $1,835,343 $– $1,835,343

Notes To Financial Statements
(continued)
8
February 28, 2025
Part F
Total Assets $– $10,895,445 $– $10,895,445
Core Fund
Common Stock
Communications $1,354,747 $– $– $1,354,747
Consumer Discretionary $2,137,098 $132,089 $– $2,269,187
Consumer Staples $1,207,657 $– $– $1,207,657
Energy $435,952 $– $– $435,952
Financials $1,689,242 $68,295 $– $1,757,537
Health Care $1,743,380 $– $– $1,743,380
Industrials $2,348,480 $1,219,507 $– $3,567,987
Materials $2,743,073 $458,529 $– $3,201,602
Technology $4,997,366 $170,797 $– $5,168,163
Utilities $1,102,310 $– $– $1,102,310
Total Common Stock $19,759,305 $2,049,217 $– $21,808,522
Corporate Bonds
1
$– $3,670,441 $– $3,670,441
Government Bonds
1
$– $2,686,569 $– $2,686,569
Municipals Bonds
1
$– $1,532,722 $– $1,532,722
Total Assets $19,759,305 $9,938,949 $– $29,698,254
Global High Income Fund
Common Stock
Communications $761,540 $370,790 $– $1,132,330
Consumer Staples $– $313,480 $– $313,480
Financials $427,650 $531,824 $– $959,474
Health Care $805,895 $– $– $805,895
Materials $1,421,543 $– $– $1,421,543
Technology $397,300 $282,870 $– $680,170
Total Common Stock $3,813,928 $1,498,964 $– $5,312,892
Corporate Bonds
1
$– $2,190,274 $– $2,190,274
Government Bonds
1
$– $832,336 $– $832,336
Municipals Bonds
1
$– $542,206 $– $542,206
Total Assets $3,813,928 $5,063,780 $– $8,877,708
Growth Fund
Common Stock
1
$73,849,569 $– $– $73,849,569
Total Assets $73,849,569 $– $– $73,849,569
International Fund
Common Stock
Consumer Discretionary $– $1,224,826 $– $1,224,826
Consumer Staples $– $1,288,995 $– $1,288,995
Financials $– $3,437,177 $– $3,437,177
Health Care $1,600,890 $5,982,938 $– $7,583,828
Industrials $6,627,551 $17,750,662 $– $24,378,213
Materials $10,732,323 $– $– $10,732,323
Technology $27,635,871 $12,402,455 $– $40,038,326
Total Common Stock $46,596,635 $42,087,053 $– $88,683,688
Total Assets $46,596,635 $42,087,053 $– $88,683,688
Sustainable Equity Fund
Common Stock
Communications $935,280 $– $– $935,280
Consumer Discretionary $1,867,605 $216,146 $– $2,083,751
Consumer Staples $1,997,958 $– $– $1,997,958
Financials $1,801,092 $– $– $1,801,092
Health Care $1,490,787 $– $– $1,490,787
Industrials $4,219,833 $1,796,883 $– $6,016,716
Information Technology $584,240 $– $– $584,240
Materials $1,210,965 $– $– $1,210,965
Technology $8,440,164 $313,880 $– $8,754,044
Utilities $571,997 $– $– $571,997
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
February 28, 2025
Part F
9
Total Common Stock $23,119,921 $2,326,909 $– $25,446,830
Total Assets $23,119,921 $2,326,909 $– $25,446,830
Sustainable Bond Fund
Corporate Bonds
1
$– $39,394,115 $– $39,394,115
Corporate Sukuk
1
$– $2,566,690 $– $2,566,690
Government Bonds
1
$– $22,880,705 $– $22,880,705
Municipals Bonds
1
$– $1,544,534 $– $1,544,534
Total Assets $– $66,386,044 $– $66,386,044
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)